Net Loss Per Share (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Common Stock Purchase Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	9,078	2,419
Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6,500	2,451
Restricted Stock Not Yet Vested and Released [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	5,618	673
Options Outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3,714	3,393
Convertible notes interest [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,316	657
VDI Earn-Out Liability [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	1,051